Share-Based Compensation	12 Months Ended
May 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
14.	SHARE-BASED COMPENSATION

On January 20, 2006, the Company adopted 2006 Share Incentive Plan (“2006 Share Incentive Plan”), under which the Company may grant share options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group’s management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year. The 2006 Share Incentive Plan has an effective period of 10 years.

As of May 31, 2017, the Company has transferred 16,000,000 common shares to its depositary bank for the issuance to employees and non-employees upon the exercise of their vested share options or upon the vesting of NES. The Company launched a share repurchase program and has since 2013 repurchased a cumulative 5,246,349 of common sharesfrom the open market. Such shares are reserved for the employees and non-employees to exercise of their vested share options and NES in the future. As of May 31, 2017, 691,943 treasury shares were for future issuance upon the exercise of share options and vesting of NES.

The Company recorded total share-based compensation expense of US$15,689, US$16,810 and US$20,287 during the years ended May 31, 2015, 2016 and 2017, respectively.

Share options

The following table summarizes information regarding the share options granted:

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

The exercise price of share options is at least 100% of the fair value of the common shares on the date of the grant. The term of a share option is up to ten years from the date of grant. During the year ended May 31, 2016, the Group extended the terms of share options granted on February 28, 2006 for another three years. The extension did not have a material impact on the Group’s consolidated financial statements. The share options generally vest over three years at six-month vesting increments per year. During the year ended May 31, 2017, the Group canceled 23,938 outstanding share options granted on March 5, 2007 due to the 10 years validity.

In January 2016, the Company’s 2006 Share Incentive Plan expired. However, the expiration of the plan did not affect the exercise right of options granted prior to such expiration.

The Company adopted the 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to continue to provide incentives to employees, directors and consultants after the termination of 2006 Share Incentive Plan. The maximum aggregate number of shares which may be issued pursuant to all awards (including options) granted under the 2016 Share Incentive Plan is 10,000,000 shares. As of May 31, 2017, no share options had been granted under 2016 Share Incentive Plan.

As of May 31, 2017, 11,285,510 common shares out of the 16,000,000 common shares held by the depositary bank had been issued to employees and non-employees upon the exercise of their share options, and 2,256,592 shares out of the 5,246,349 treasury shares had been reissued to employees and non-employees upon exercise of their share options.

A summary of share options activity under 2006 Share Incentive Plan for year ended May 31, 2017 is as follows:

	Weighted Number of Options	Weighted- average Exercise Prices	Remaining Contractual Life	Aggregated Intrinsic Value
		US$	years	US$
Options outstanding at May 31, 2016	78,337	6.13	0.58	2,829
Granted	—	—
Exercised	48,047	5.37
Forfeited	23,938	8.75

Options outstanding at May 31, 2017	6,352	2.02	1.58	442

Options vested and expect to vest at May 31, 2017	6,352	2.02	1.58	442

Options exercisable at May 31, 2017	6,352	2.02	1.58	442

The total intrinsic value of share options exercised during the years ended May 31, 2015, 2016 and 2017 were US$5,249, US$4,802and US$2,133, respectively. No new share options were granted during the years ended May 31, 2015, 2016 and 2017, respectively. As of May 31, 2017, no unrecognized compensation expense related to share options.

NES

The following table summarizes information regarding NES granted in fiscal year 2015, 2016 and 2017:

NES	Grant-date Shares granted	Fair Value and Intrinsic value
		US$
Grant date:
July 23, 2014	209,650	21.01
September 29, 2014	24,020	22.32
February 5, 2015	600,000	18.52
July 9, 2015	486,330	22.69
October 19, 2015	60,000	22.45
November 16, 2016	436,016	47.19

Total	1,816,016

In July 2014, the Company granted 209,650 NES to employees which is eligible to vest on May 31, 2015.

In September 2014, the Company granted 24,020 NES to employees which is eligible to vest on May 31, 2015.

In February 2015, the Company granted 600,000 NES to employees which is eligible to vest 240,000, 180,000 and 180,000 on December 31, 2015, 2016 and 2017, respectively.

In July 2015, the Company granted 486,330 NES to employees which is eligible to vest on May 31, 2016.

In October 2015, the Company granted 60,000 NES to employees which is eligible to vest 20,000, 20,000 and 20,000 on May 31, 2016, December 31, 2016 and 2017, respectively.

In November 2016, the Company granted 436,016 NES to employees which is eligible to vest on June 30, 2017.

As of May 31, 2017, 4,714,490 common shares out of the 16,000,000 common shares held by the depositary bank had been issued to employees and non-employees upon the vesting of their NES, and 2,297,814 shares out of the 5,246,349 treasury shares had been reissued to employees and non-employees upon the vesting of their NES.

A summary of NES activities under 2006 Share Incentive Plan for the year ended May 31, 2017 is as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding at May 31, 2016	400,000	18.91
Granted	436,016	47.19
Vested	(200,000)	18.91
Forfeited	(4,050)	47.19

NES outstanding at May 31, 2017	631,966	38.24

NES vested and expect to vest at May 31, 2017	631,966

The total fair value of shares vested during the year ended May 31, 2017 was US$3,783. The weighted average grant date fair value of NES granted during the years ended May 31, 2015, 2016 and 2017 was US$19.26, US$22.66 and US$47.19 respectively. As of May 31, 2017, total unrecognized compensation expense for NES of US$3,486 is expected to be recognized over a weighted average period of 0.2 years.